NOTE 7 - CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Statement - NOTE 7 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable
	March 31,	December 31,
	2022	2021
Promissory notes - issued in fiscal year 2021	2,287,780	2,287,780

Total convertible notes payable	2,287,780	2,287,780

Less: unamortized debt discount	(52,285)	(69,714)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,235,495	$2,218,066

	December 31,	December 31,
	2021	2020
Promissory notes - issued in fiscal year 2019	$—	$25,000
Promissory notes - issued in fiscal year 2021	2,287,780	—
Total convertible notes payable	2,287,780	25,000

Less: unamortized debt discount	(69,714)	—
Less: notes converted in year to common stock	—	(25,000)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,218,066	$—